Lease and funding (Details) (USD $)	Jul. 11, 2012	Mar. 23, 2012	Feb. 29, 2012	Jan. 26, 2012	Aug. 06, 2010	Mar. 16, 2010
Maximum funding for research endeavors from Walloon Region government						$ 1,317,990
Working capital funding from Walloon Region government						527,196
Minimum payment payable						395,397
Rate of royalty payable on sales						6.00%
Monthly rental payable for office space and staff services					5,700
Fees payable for two senior executives					17,300
Monthly rental payable for laboratary space			4,820	1,258
Monthly rental payable for apartment space		780
Monthly payables for expenses			1,886
Payments relating to a program of samples testing	$ 490,464